Long Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long Term Debt	Long Term Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2019	2020
Maxdekatria 1	July 2018	January 2020	10,250	—
Pentakomo 1	July 2018	January 2020	10,250	—
Maxeikosiepta 1	December 2018	February 2021	4,500	4,000
Safe Bulkers 1	April 2019	June 2022	10,000	8,000
Maxtessera 1	November 2018	October 2022	24,000	22,000
Shikokupente - Shikokuennia - Pemer - Petra 1	July 2019	January 2023	10,000	8,510
Shikokupente 1	August 2018	August 2023	13,455	12,927
Shikokuennia 1	October 2018	October 2023	15,267	14,385
Shikokuepta 1	February 2016	February 2024	18,783	17,150
Petra 1	November 2018	November 2023	7,343	6,135
Pemer 1	November 2018	November 2023	7,343	6,135
Avstes 1	June 2019	May 2024	6,190	5,985
Maxeikositria 1	September 2017	August 2024	11,239	10,893
Maxeikosi 1	September 2017	August 2024	11,239	10,893
Maxpente 1	September 2017	August 2024	16,750	16,100
Maxeikositessera 1	September 2017	August 2024	11,700	11,310
Maxenteka 1	September 2017	August 2024	13,934	13,536
Safe Bulkers 1	November 2018	August 2024	27,500	22,250
Safe Bulkers 1	November 2014	September 2024	86,504	79,758
Maxeikosiexi 1	September 2015	March 2023	5,186	4,432
Marathassa 1	September 2015	March 2023	5,622	4,820
Marinouki 1	September 2015	March 2023	8,487	7,263
Kerasies 1	September 2015	March 2023	5,942	5,097
Soffive 1	September 2015	March 2023	9,193	7,853
Eptaprohi 1	September 2015	March 2023	43,294	37,053
Pelea - Vasstwo - Eniaprohi - Vassone 1	December 2018	December 2024	44,750	43,250
Safe Bulkers 2	December 2019	December 2024	—	29,000
Maxdeka 3	November 2019	August 2025	21,020	19,076
Shikoku Friendship 3	November 2019	August 2025	22,111	20,066
Shikokutessera 3	November 2019	August 2025	21,459	19,502
Glovertwo 3	November 2019	August 2025	20,209	18,344
Maxeikosiena 3	September 2015	September 2025	19,292	18,058
Pentakomo 3	January 2020	January 2026	—	14,500
Maxdekatria 3	January 2020	January 2026	—	14,500
Youngtwo 3	January 2017	January 2027	22,207	21,203
Monagrouli 1	April 2020	April 2027	—	25,520
Shikokuokto 3	December 2019	December 2027	20,000	18,000
Gloversix 3	December 2019	December 2027	20,800	18,720
Total			605,819	616,224
Current portion of long-term debt			65,473	77,284
Liability directly associated with assets held for sale			—	4,000

Long-term debt	540,346	534,940
Total debt	605,819	616,224
Current portion of deferred financing costs	1,419	1,500
Deferred financing costs directly associated with assets held for sale	—	17
Deferred financing costs non-current	3,351	3,057
Total deferred financing costs	4,770	4,574
Total debt	605,819	616,224
Less: Total deferred financing costs	4,770	4,574
Total debt, net of deferred financing costs	601,049	611,650
Less: Current portion of long-term debt, net of current portion of deferred financing costs	64,054	75,784
Less: Liability directly associated with assets held for sale	—	3,983
Long-term debt, net of deferred financing costs, non-current	536,995	531,883

1.    Credit facility.
2.    Revolving credit facility.
3.    Sale and leaseback financing transaction.

The above table includes ten facilities whereby the relevant vessels were formerly owned by our respective subsidiaries and have been sold to third parties and taken back by us on a bareboat charter basis with either an obligation to purchase them or a purchase option at the end of the respective charter period or an option to buy them during the respective charter period at predetermined purchase prices. Ownership will revert back to the Company on settlement of the outstanding amounts. Details of these facilities are as follows:

Each of Maxeikosiena and Youngtwo entered into a sale and leaseback agreement in 2015 and 2017, respectively, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from the agreement entered by Maxeikosiena were used to fully prepay the amount outstanding under a previous credit facility secured by the respective vessel, and the proceeds from the agreement entered into by Youngtwo were used for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10[t]h year. Furthermore, each subsidiary holds an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

Each of Shikokutessera, Maxdeka, Shikoku and Glovertwo entered into a sale and leaseback agreement in November 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, the respective vessel was sold and leased back on a bareboat charter basis, in the case of the vessel owned by Shikokutessera for a period of 8 years, and in the case of the other three vessels for seven and a half years. Each respective subsidiary holds an option to purchase back its respective vessel five years and nine months after the commencement of the respective bareboat charter. The sale and leaseback agreements include onerous provisions for the relevant subsidiaries in the event that such options are not exercised. The Company has verbally committed to exercise this purchase option for all four vessels. In view of this commitment and the onerous provisions if the options are not exercised, the Company has assessed that these transactions be recorded as financing transactions.

Each of Shikokuokto and Gloversix entered into a sale and leaseback agreement in December 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 8 years, with a purchase obligation at the end of the 8th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

Each of Pentakomo and Maxdekatria entered into a sale and leaseback agreement in January 2020, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 6 years, with a purchase obligation at the end of the 6th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

During 2020, upon delivery of the newbuild vessel owned by it, Monagrouli drew down the relevant credit facility of $26,400, which is repayable over seven years through quarterly principal instalments and a balloon payable on maturity.

During 2020, Agros entered into a sale and leaseback agreement, with an unrelated third party for $26,200, regarding the newbuild vessel Agros has agreed to acquire. The transaction will be consummated in 2022 upon delivery of the vessel to Agros. Under the agreement, the vessel will be sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Agros holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Agros to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

During 2020, Lofou entered into a credit facility with a financial institution for $20,000, regarding the newbuild vessel Lofou has agreed to acquire. The facility will be available for drawing upon delivery of the vessel to Lofou in 2022 and will be repayable over seven years through quarterly principal instalments and a balloon payable on maturity.

In addition to the above described facilities, in January 2021, Pinewood entered into a sale and leaseback agreement, with an unrelated third party, regarding the vessel owned by Pinewood. This transaction was consummated in February 2021 and the proceeds were used for the redemption of all issued and outstanding shares of Pinewood's series A cumulative redeemable perpetual preferred stock and for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Pinewood holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Pinewood to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Our credit and loan facilities bear interest at LIBOR plus a margin, except for each of Maxeikosiena and Youngtwo loan facilities and for a portion of each of Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities. Each of the Maxeikosiena and Youngtwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase obligation price of each vessel. A portion of each of the Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of each vessel.

Our loans and credit facilities are generally repayable by either quarterly or semi-annual principal instalments and a balloon payment due on maturity, with the exception of the Maxeikosiena and Youngtwo loan facilities, that are repayable by principal instalments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation. The fair value of debt outstanding on December 31, 2020 amounted to $620,642 when valuing the Maxeikosiena, Youngtwo, Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2020, which are considered to be Level 2 items in accordance with the fair value hierarchy.

In addition to the Agros and Lofou financings, noted above, which will be available upon delivery of the respective vessels, as of December 31, 2020, an amount of $1,000 was available for drawdown under the revolving credit facility. The estimated minimum annual principal payments required to be made after December 31, 2020, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2021	$81,284
2022	118,733
2023	119,764
2024	171,855
2025	66,834
2026 and thereafter	57,754
Total	$616,224
Total interest incurred on long-term debt for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 amounted to $25,713, $26,929 and $21,417, respectively, which includes interest capitalized of $0, $114 and $184 for the years ended December 31, 2018, December 31, 2019 and December 31, 2020, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years December 31, 2018, December 31, 2019 and December 31, 2020 was 4.428% p.a., 4.624% p.a. and 3.382% p.a., respectively.

Except for the Safe Bulkers revolving credit facility, the outstanding of which amounted to $29,000, as of December 31, 2020, and is unsecured, all the remaining, loan and credit facilities were secured as follows:

•First priority mortgages over the vessels owned by the Company or title of ownership for the vessels under sale and lease back finance arrangements;
•First priority assignment of all insurances and earnings of the relevant vessels; and
•Corporate guarantee from Safe Bulkers in respect of facilities entered into by the Subsidiaries.
The loan and credit facility agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 105%, 115% or 120% as the case may be. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the loan and credit facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $150 to $1,000.
The Safe Bulkers facilities and the corporate guarantees of the Company include the following financial covenants:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% (the “Consolidated Leverage Covenant”);
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 (the “Net Worth Covenant”);
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis (the “EBITDA Covenant”);
•consolidated debt in relation to the 41 Subsidiaries that owned vessels as of the date the covenant was agreed (December 2019) must not exceed $630,000 (the “Maximum Debt Covenant”);
•a minimum of 30% or 35%, as per the relevant agreement, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights (the “Control Covenant”): and
•payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends.
The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant, Net Worth Covenant and Control Covenant do not apply to the Shikokuepta loan facility. The Minimum Value Covenant and EBITDA Covenant do not apply to the Maxeikosiena and Youngtwo financing agreements. The EBITDA Covenant does not apply to the Shikokuokto, Gloversix, Pentakomo and Maxdekatria financing agreements. The Minimum Value Covenant does not apply to the Maxdeka, Shikoku Friendship, Shikokutessera and Glovertwo financing agreements. The Maximum Debt Covenant only applies to the Safe Bulkers revolving credit facility.
As of December 31, 2020, the Company was in compliance with all debt covenants in effect, with respect to its loans and credit facilities.